Property, Software and Equipment, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property, Software and Equipment, Net [Abstract]
Depreciation and amortization expense	$ 2,531	$ 1,813
Impairment loss of property